Document and Entity Information	Oct. 01, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001865407
Document Type	8-K
Document Period End Date	Oct. 01, 2021
Entity Registrant Name	KENSINGTON CAPITAL ACQUISITION CORP. V
Entity Incorporation State Country Code	E9
Entity File Number	001-40741
Entity Tax Identification Number	98-1592043
Entity Address, Address Line One	1400 Old Country Road
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Westbury
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11590
City Area Code	(703)
Local Phone Number	674-6514
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And Three Fourths Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and three-fourths of one redeemable warrant
Trading Symbol	KCGI.U
Security Exchange Name	NYSE
Class 160 A 160ordinary 160shares 160included 160as 160partbrof 160the 160units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares included as partof the units
Trading Symbol	KCGI
Security Exchange Name	NYSE
Redeemable Warrants Included As Partof The Units Each Whole Warrantexercisable For One Class A Ordinaryshare At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as partof the units, each whole warrantexercisable for one Class A ordinaryshare at an exercise price of $11.50
Trading Symbol	KCGI WS
Security Exchange Name	NYSE